Equity securities, at cost (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Apr. 08, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Sep. 27, 2018 USD ($) $ / shares
"FOSSA"
Equity investment		$ 485,715	€ 440,000	$ 475,673	€ 440,000
the "Tarmin Warrant"
Equity investment | $						$ 7,000,000
Investment ownership percentage						22.00%
Exercise price, per share | $ / shares						$ 0.01
Warrant, nominal value, per share | $ / shares						$ 0.0001
Impairment loss | $	$ 7,000,000